PIMCO REALPATH Blend 2050 Fund Investment Objectives and Goals - PIMCO REALPATH Blend 2050 Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO REALPATH® Blend 2050 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consistent with prudent investment management.